UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10351

        Nuveen Georgia Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          02/28/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Georgia Dividend Advantage Municipal Fund (NZX)
February 28, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Discretionary - 2.7% (1.8% of Total Investments)

$750	DeKalb County Development Authority, Georgia, Pollution Control Revenue Refunding Bonds, General	12/12 at 101.00	Baa2	$ 803,700
	Motors Corporation Projects, Series 2002, 6.000%, 3/15/21

	Consumer Staples - 3.6% (2.4% of Total Investments)

1,000	Cartersville Development Authority, Georgia, Waste and Wastewater Facilities Revenue Refunding	2/12 at 100.00	A+	1,068,130
	Bonds, Anheuser Busch Cos. Inc. Project, Series 2002, 5.950%, 2/01/32 (Alternative Minimum Tax)

	Education and Civic Organizations - 30.4% (20.6% of Total Investments)

1,000	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing	12/12 at 100.00	Aaa	1,091,390
	LLC Project, Series 2002, 5.250%, 12/01/21 - AMBAC Insured

1,200	Atlanta Development Authority, Georgia, Revenue Bonds, Yamacraw Design Center Project, Series	1/12 at 100.00	AAA	1,251,564
	2001A, 5.125%, 1/01/27 - MBIA Insured

1,475	Bulloch County Development Authority, Georgia, Student Housing and Athletic Facility Lease Revenue	8/14 at 100.00	Aaa	1,608,266
	Bonds, Georgia Southern University, Series 2004, 5.250%, 8/01/20 - XLCA Insured

1,620	Bulloch County Development Authority, Georgia, Student Housing Lease Revenue Bonds, Georgia	8/12 at 100.00	Aaa	1,733,870
	Southern University Project, Series 2002, 5.000%, 8/01/20 - AMBAC Insured

500	Carrollton Payroll Development Authority, Georgia, Student Housing Revenue Bonds, University of	9/14 at 100.00	Aaa	528,080
	West Georgia, Series 2004A, 5.000%, 9/01/21 - XLCA Insured

1,485	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association,	4/12 at 100.00	AAA	1,586,247
	Series 2001, 5.000%, 10/01/20 - AMBAC Insured

1,250	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series	10/11 at 102.00	Baa1	1,329,575
	2001, 5.750%, 10/01/31

	Healthcare - 27.3% (18.4% of Total Investments)

1,000	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical	1/12 at 101.00	AAA	1,091,670
	Center, Series 2002, 5.375%, 1/01/19 - MBIA Insured

500	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center,	1/14 at 100.00	BBB+	518,760
	Series 2004, 5.250%, 12/01/22

1,250	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	5/11 at 100.00	A-	1,294,463
	Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31

1,900	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital	2/12 at 102.00	AAA	2,047,345
	System Inc. Project, Series 1997B, 5.300%, 9/01/27 - MBIA Insured

500	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series 2004,	7/14 at 101.00	Aaa	535,815
	5.000%, 7/01/20 - MBIA Insured

500	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph's/Candler Health System, Series	1/14 at 100.00	AA	532,330
	2003, 5.250%, 7/01/23 - RAAI Insured

2,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/12 at 101.00	AAA	2,145,600
	Medical Center, Series 2002, 5.250%, 10/01/27 - AMBAC Insured

	Housing/Multifamily - 11.8% (8.0% of Total Investments)

990	DeKalb County Housing Authority, Georgia, GNMA Collateralized Multifamily Housing Revenue Bonds,	8/11 at 103.00	Aaa	1,024,729
	Castaways Apartments, Series 2001A, 5.400%, 2/20/29

995	DeKalb County Housing Authority, Georgia, GNMA Collateralized Multifamily Housing Revenue Bonds,	12/11 at 103.00	Aaa	1,035,477
	Snapwoods Apartments, Series 2001A, 5.500%, 12/20/32

1,385	Savannah Housing Authority, Georgia, FNMA Multifamily Housing Revenue Refunding Bonds, Chatham	8/16 at 100.00	Aaa	1,473,488
	Gardens, Series 2001, 5.625%, 8/01/31 (Alternative Minimum Tax) (Mandatory put 2/01/19)

	Housing/Single Family - 9.3% (6.3% of Total Investments)

2,000	Georgia Housing and Finance Authority, Single Family Mortgage Resolution 1 Bonds, Series 2002A-2,	12/11 at 100.00	AAA	2,101,320
	5.450%, 12/01/22 (Alternative Minimum Tax)

650	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.350%,	12/11 at 100.00	AAA	677,729
	12/01/22 (Alternative Minimum Tax)

	Industrials - 2.7% (1.8% of Total Investments)

750	Savannah Economic Development Authority, Georgia, Revenue Bonds, GTREP Project, Series 2002,	7/12 at 100.00	AAA	804,465
	5.000%, 7/01/19 - MBIA Insured

	Materials - 3.5% (2.4% of Total Investments)

1,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Refunding Bonds,	2/12 at 101.00	BBB	1,049,320
	International Paper Company, Series 2002A, 6.000%, 2/01/25 (Alternative Minimum Tax)

	Tax Obligation/General - 9.4% (6.3% of Total Investments)

2,000	Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/18	8/12 at 100.00	AAA	2,164,020

595	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2004A, 5.250%, 7/01/22	7/14 at 100.00	A-	641,874

	Tax Obligation/Limited - 9.2% (6.2% of Total Investments)

1,525	Macon-Bibb County Urban Development Authority, Georgia, Revenue Refunding Bonds, Public Facilities	8/12 at 101.00	AA	1,666,551
	Projects, Series 2002A, 5.000%, 8/01/14

1,000	Rockdale County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1999A, 5.375%,	1/10 at 101.00	AAA	1,077,800
	7/01/29 - MBIA Insured

	Transportation - 3.7% (2.5% of Total Investments)

1,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.400%, 1/01/15 - FGIC	1/10 at 101.00	AAA	1,101,130
	Insured

	Utilities - 16.1% (10.9% of Total Investments)

1,500	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water and Sewer, and Light	1/13 at 100.00	Aaa	1,643,025
	Commission Project, Series 2002, 5.250%, 1/01/18 - FGIC Insured

1,250	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2002A, 5.250%,	11/07 at 100.00	AAA	1,374,063
	11/01/20 - MBIA Insured

500	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A, 5.250%,	11/13 at 100.00	AAA	556,645
	11/01/15 - MBIA Insured

1,200	Summerville, Georgia, Combined Public Utility Revenue Refunding and Improvement Bonds, Series 2002,	1/12 at 101.00	Baa3	1,259,688
	5.750%, 1/01/26

	Water and Sewer - 18.4% (12.4% of Total Investments)

1,200	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/24 - FSA Insured	11/14 at 100.00	AAA	1,271,208

2,065	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002, 5.000%, 10/01/16 - FSA Insured	10/12 at 100.00	AAA	2,231,975

500	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 - FGIC	1/14 at 100.00	AAA	532,110
	Insured

1,395	Macon Water Authority, Georgia, Water and Sewer Revenue Bonds, Series 2001B, 5.000%, 10/01/21	10/11 at 101.00	AA-	1,484,475

$41,430	Total Long-Term Investments (cost $42,221,842) - 148.1%			44,337,897

	Other Assets Less Liabilities - 2.0%			604,471

	Preferred Shares, at Liquidation Value - (50.1)%			(15,000,000)

	Net Assets Applicable to Common Shares - 100%			$29,942,368

Forward Swap Contracts outstanding at Feburary 28, 2005:
			Swap	Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with Morgan Stanley dated December 8, 2004, to
pay semi-annually the notional amount multiplied by 5.313%
(annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States Dollar-London Inter-
Bank Offered Rates).	$200,000	7/18/05	7/18/35	$(3,175)

Agreement with Morgan Stanley dated January 31, 2005, to pay semi-annually the notional amount multiplied by 5.058% (annualized)
and receive quarterly the notional amount multiplied by the three-month
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates).	1,100,000	8/16/05	8/16/35	26,097

				$22,922

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment
	accruals on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
	There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income on
	taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At February 28, 2005, the cost of investments was $42,221,842.

	Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2005,
	were as follows:

	Gross unrealized:
	Appreciation	$2,118,614
	Depreciation	(2,559)

	Net unrealized appreciation of investments	$2,116,055

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Georgia Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         04/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         04/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         04/29/05

* Print the name and title of each signing officer under his or her signature.